Other assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Statement [Line Items]
Other Deposits and Receivables	₨ 917,216		₨ 1,831,937
Other non-current assets	917,216	$ 12,167	1,831,937
Noncurrent Financial Assets [Member]
Statement [Line Items]
Other non-current assets	₨ 350,972		₨ 347,189